April 30, 2007


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment
Management

RE: Merrill Lynch Ready Assets Trust
Post-Effective Amendment No. 42 to
the Registration Statement on Form N-1A
(Securities Act File No. 2-52711,
Investment Company Act File No. 811-2556)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under
the Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch Ready
Assets Trust (the "Trust") hereby certifies that:

(1)	the form of Prospectus and Statement
of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
No. 42 to the Trust's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 42 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 27, 2007

Sincerely,

Merrill Lynch Ready Assets Trust

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Trust